Allowance for Loan Losses and Credit Quality Disclosures (Consumer Loans by Credit Quality Indicators) (Details) - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Recorded Investment [Line Items]
Amount of loans		$ 723,071	$ 680,895
Loans to Individuals [Member]
Financing Receivable, Recorded Investment [Line Items]
Amount of loans		23,736	23,074
Consumer Portfolio Segment [Member] | Loans to Individuals [Member]
Financing Receivable, Recorded Investment [Line Items]
Amount of loans	$ 23,567	23,736	23,074
Consumer Portfolio Segment [Member] | Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Amount of loans	177	207	233
Consumer Portfolio Segment [Member] | Performing [Member] | Loans to Individuals [Member]
Financing Receivable, Recorded Investment [Line Items]
Amount of loans	23,234	23,375	22,811
Consumer Portfolio Segment [Member] | Performing [Member] | Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Amount of loans	177	207	233
Consumer Portfolio Segment [Member] | Nonperforming [Member] | Loans to Individuals [Member]
Financing Receivable, Recorded Investment [Line Items]
Amount of loans	333	361	263
Consumer Portfolio Segment [Member] | Nonperforming [Member] | Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Amount of loans	$ 0	$ 0	$ 0